Transactions With Directors and Other Key Management Personnel - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 GBP (£) Director SecurityLoan	Dec. 31, 2016 GBP (£) Director SecurityLoan	Dec. 31, 2015 GBP (£) Director
Disclosure of transactions between related parties [line items]
Remuneration excluding pension contribution	£ 4,714,578	£ 4,535,756
Remuneration excluding pension contribution performance related	2,425,000	2,330,000
Deferred pension benefit accruing under a defined benefit scheme	15,450	15,450
Ex gratia pensions paid to former Directors	2,482	14,893	£ 14,893
Sharedealing transactions through the Santander UK group's	£ 0	£ 10,080
Number of Directors undertook sharedealing transactions | Director	0	2
Directors who held any interest in the shares | Director	0	0
Directors who exercised or were granted any rights to subscribe for shares | Director	0	0
Loans made to directors	£ 53,452	£ 25,560
Number of loan made to directors | SecurityLoan	2	5
Long-Term Incentive Plan (LTIP) [member]
Disclosure of transactions between related parties [line items]
Number of executive directors granted conditional awards | Director	0	0	0
Number of key management personnel granted conditional awards | Director	0	0	13
Other key management personnel [member]
Disclosure of transactions between related parties [line items]
Loans made to key management personnel	£ 1,162,384	£ 5,169,234
Number of loan made to key management personnel | SecurityLoan	5	12
Banco Santander SA [member]
Disclosure of transactions between related parties [line items]
Directors who exercised or were granted any rights to subscribe for shares | Director	0	0